Supplemental Cash Flow Information_Significant Noncash Transactions(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Non Cash Transactions Abstract [Abstract]
Decrease in loans due to the write-offs	₩ 1,079,435	₩ 1,033,056	₩ 1,399,315
Changes in accumulated other comprehensive income due to valuation of financial investments	0	89,117	(47,871)
Changes in accumulated other comprehensive income due to valuation of financial investments at fair value through other comprehensive income	119,182	0	0
Decrease in accumulated other comprehensive income from measurement of investment securities in associates	(3,733)	100,735	(7,093)
Change in shares of investment in associate due to KB Insurance Co., Ltd.'s inclusion of the consolidation scope	0	(1,417,397)	0
Change in shares of investment in associate due to Hyundai Securities Co., Ltd.'s inclusion of the consolidation scope	0	0	(1,459,604)
Changes in other payables due to treasury stock trust agreement, etc.	₩ 6,678	₩ 18,802	₩ 0